Annual Fund Operating Expenses - Goldman Sachs MSCI World Private Equity Return Tracker ETF - Goldman Sachs MSCI World Private Equity Return Tracker ETF	Dec. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.